Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Taxes paid, net of refunds	$ 64	$ 94	$ 135
Interest paid, net of amounts capitalized	196	230	186
Noncash Investing and Financing Activities
Fair value adjustment to securities available for sale, net of tax	0	0	(2)
Capital lease obligations	7	38	33
Accrued capital expenditures	(22)	15	21
Asset retirement obligations	8	(2)	25
Accrued Kelsterbach capital expenditures	(14)	(33)	(7)
Accrued acquisition of intangibles	(2)	0	0
Lease incentives	$ 6	$ 3	$ 0